Discontinued Operations	12 Months Ended
Apr. 30, 2011
Discontinued Operations
Discontinued Operations
16.	Discontinued Operations

During the fourth quarter of fiscal 2008, the Company committed to a plan to dispose of its approximate 74% interest in Calendar Club. The Company subsequently sold its interest in Calendar Club in February 2009 to Calendar Club and its chief executive officer for $7,000, which was comprised of $1,000 in cash and $6,000 in notes. Calendar Club qualified for held for sale accounting treatment in fiscal 2008 and was written down to its fair value. The Company recorded a charge of $18,655 ($9,675 after tax) related to the write down in fiscal 2008. The results of Calendar Club have been classified as discontinued operations in all periods presented. During fiscal 2011, the Company received the $6,000 note payment from Calendar Club. The note was received prior to its scheduled due date.

The operations of Calendar Club have been segregated from continuing operations and are reflected as discontinued operations in each period's consolidated statement of operations as follows:

	13 weeks ended May 2, 2009	Fiscal 2008	Fiscal 2007
Sales	$347	113,539	124,154

Earnings (loss) from discontinued operations, net of tax	$(654)	(9,506)	888

Diluted earnings (loss) per common share from discontinued operations, net of tax	$(0.01)	(0.17)	0.01